16. Trade payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade Payables
Trade payables, net
	2018	2017

Product suppliers	9,662	8,554
Service suppliers	491	412
Considerations from suppliers (note 16.2)	(907)	(838)
	9,246	8,128